Financial Instrument Risk Management - Notional Amount of Derivative Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 173,735	$ 168,785
Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	65,966	62,792
Swap contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets	835	912
Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	100	6
Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,749	17,675
Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,849	6,288
Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	461	465
Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,921	12,236
Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,873	18,524
Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	317	307
Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	446	171
Over-the-counter other contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	279	127
Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	835	912
Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,818	3,389
Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	213	127
Exchange-traded equity contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	12
Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,105	2,553
Under 1 Year | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,123	21,909
Under 1 Year | Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	94	0
Under 1 Year | Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,273	1,010
Under 1 Year | Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	878	757
Under 1 Year | Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Under 1 Year | Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,824	12,205
Under 1 Year | Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	725	1,260
Under 1 Year | Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	154	132
Under 1 Year | Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	446	170
Under 1 Year | Over-the-counter other contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	271	119
Under 1 Year | Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	322	175
Under 1 Year | Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,818	3,389
Under 1 Year | Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	213	127
Under 1 Year | Exchange-traded equity contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	12
Under 1 Year | Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,105	2,553
1 to 5 Years | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,633	10,829
1 to 5 Years | Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	6	6
1 to 5 Years | Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,434	3,363
1 to 5 Years | Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,297	3,246
1 to 5 Years | Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	461	465
1 to 5 Years | Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,097	31
1 to 5 Years | Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,654	2,797
1 to 5 Years | Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	163	175
1 to 5 Years | Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	1
1 to 5 Years | Over-the-counter other contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	8	8
1 to 5 Years | Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	513	737
1 to 5 Years | Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
1 to 5 Years | Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
1 to 5 Years | Exchange-traded equity contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
1 to 5 Years | Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	31,210	30,054
Over 5 Years | Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,042	13,302
Over 5 Years | Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,674	2,285
Over 5 Years | Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,494	14,467
Over 5 Years | Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter other contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Exchange-traded equity contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0	$ 0